Segmental analysis - Operating profit/(loss) before tax (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segmental analysis
Net interest income	£ 7,749	£ 8,047	£ 8,656
Net fees and commissions	2,012	2,511	2,357
Other non-interest income	1,035	3,695	2,389
Total income	10,796	14,253	13,402
Operating expenses	(7,000)	(8,149)	(8,914)
Depreciation and amortisation	(905)	(1,176)	(731)
Impairment losses	(3,242)	(696)	(398)
Operating profit/(loss)	(351)	4,232	3,359
Retail Banking
Segmental analysis
Net interest income	3,868	4,130	4,283
Net fees and commissions	379	696	692
Other non-interest income	(66)	40	79
Total income	4,181	4,866	5,054
Operating expenses	(2,540)	(3,618)	(2,867)
Impairment losses	(792)	(393)	(339)
Operating profit/(loss)	849	855	1,848
Ulster Bank RoI
Segmental analysis
Net interest income	395	400	444
Net fees and commissions	89	109	91
Other non-interest income	26	58	75
Total income	510	567	610
Operating expenses	(486)	(552)	(583)
Impairment losses	(250)	34	(15)
Operating profit/(loss)	(226)	49	12
Commercial Banking
Segmental analysis
Net interest income	2,740	2,842	2,855
Net fees and commissions	1,110	1,312	1,283
Other non-interest income	108	164	464
Total income	3,958	4,318	4,602
Operating expenses	(2,281)	(2,458)	(2,362)
Depreciation and amortisation	(149)	(142)	(125)
Impairment losses	(1,927)	(391)	(147)
Operating profit/(loss)	(399)	1,327	1,968
Private Banking
Segmental analysis
Net interest income	489	521	518
Net fees and commissions	257	226	228
Other non-interest income	17	30	29
Total income	763	777	775
Operating expenses	(447)	(482)	(476)
Depreciation and amortisation	(8)	(4)	(2)
Impairment losses	(100)	6	6
Operating profit/(loss)	208	297	303
RBS International
Segmental analysis
Net interest income	371	478	466
Net fees and commissions	94	106	101
Other non-interest income	32	26	27
Total income	497	610	594
Operating expenses	(274)	(254)	(254)
Depreciation and amortisation	(17)	(10)	(6)
Impairment losses	(107)	(2)	2
Operating profit/(loss)	99	344	336
NatWest Markets
Segmental analysis
Net interest income	(57)	(188)	112
Net fees and commissions	99	85	(33)
Other non-interest income	1,081	1,445	1,363
Total income	1,123	1,342	1,442
Operating expenses	(1,294)	(1,406)	(1,589)
Depreciation and amortisation	(16)	(12)	(15)
Impairment losses	(40)	51	92
Operating profit/(loss)	(227)	(25)	(70)
Central items and other
Segmental analysis
Net interest income	(57)	(136)	(22)
Net fees and commissions	(16)	(23)	(5)
Other non-interest income	(163)	1,932	352
Total income	(236)	1,773	325
Operating expenses	322	621	(783)
Depreciation and amortisation	(715)	(1,008)	(583)
Impairment losses	(26)	(1)	3
Operating profit/(loss)	£ (655)	£ 1,385	£ (1,038)